     As filed with the Securities and Exchange Commission on January 24, 2003

                                            1933 Act Registration No.: 333-61554
                                            1940 Act Registration No.: 811-08517
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         POST-EFFECTIVE AMENDMENT NO. 4                     [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 34                             [X]

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (Exact Name of Registrant)

                          Lincoln ChoicePlus II Advance

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on May 1, 2002 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [X] on April 18, 2003 pursuant to paragraph (a)(1) of Rule 485

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Lincoln ChoicePlus II Advance
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com
This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers amounts from the fixed side of the contract. An interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

Lincoln Life offers variable annuity contracts that do not have persistency credits and have lower fees. You should carefully consider whether or not this contract is the best product for you.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIMVariable Insurance Funds (Series II Shares):
  AIMV.I. Growth Fund

  AIMV.I. International Growth Fund


  AIMV.I. Premier Equity Fund


AllianceVariable Products Series Fund (Class B):
AllianceGrowth and Income Portfolio
AlliancePremier Growth Portfolio
AllianceBernsteinSmall Cap Value Portfolio
AllianceTechnology Portfolio

AmericanFunds Insurance SeriesSM (AFIS) (Class 2):
 AFISGlobal Small Capitalization Fund
 AFISGrowth Fund
 AFISGrowth-Income Fund
 AFISInternational Fund


DelawareVIP Trust (Service Class):


DelawareVIP Large Cap Value Series

DelawareVIP High Yield Series
DelawareVIP REIT Series
DelawareVIP Small Cap Value Series
DelawareVIP Trend Series
DelawareVIP U.S. Growth Series

FranklinTempleton Variable Insurance Products Trust (Class 2):
FTVIPTFranklin Small Cap Fund
FTVIPTTempleton Growth Securities Fund

JanusAspen Series (Service Class):
AggressiveGrowth Portfolio
BalancedPortfolio
WorldwideGrowth Portfolio

LincolnNational:
AggressiveGrowth Fund
 BondFund
CapitalAppreciation Fund
GlobalAsset Allocation Fund
InternationalFund
MoneyMarket Fund
SocialAwareness Fund

MFS(R)Variable Insurance Trust (Service Class):
  MFSVIT Capital Opportunities Series
  MFSVIT Emerging Growth Series
  MFSVIT Total Return Series
  MFSVIT Utilities Series

NeubergerBerman AMT:
Mid-CapGrowth Portfolio
RegencyPortfolio

PutnamVariable Trust (Class IB):
Growth& Income Fund
HealthSciences Fund


ScudderVIT Funds:

ScudderVIT EAFE Equity Index
ScudderVIT Equity 500 Index
ScudderVIT Small Cap Index

VariableInsurance Products (Service Class 2):
Fidelity(R)VIP Contrafund Portfolio
Fidelity(R)VIP Equity-Income Portfolio
Fidelity(R)VIP Growth Portfolio
Fidelity(R)VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site
(http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


        , 2003

Table of Contents


                                                            Page
                ------------------------------------------------
                Special terms                                 3
                ------------------------------------------------
                Expense tables                                4
                ------------------------------------------------
                Summary                                       8
                ------------------------------------------------
                Condensed financial information               9
                ------------------------------------------------
                Investment results                           13
                ------------------------------------------------
                Financial statements                         13
                ------------------------------------------------
                The Lincoln National Life Insurance
                Company                                      13
                ------------------------------------------------
                Variable annuity account (VAA)               13
                ------------------------------------------------
                Investments of the variable annuity account  13
                ------------------------------------------------
                Charges and other deductions                 17
                ------------------------------------------------
                The contracts                                19
                ------------------------------------------------
                Contractowner questions                      29
                ------------------------------------------------



                                                            Page
               -------------------------------------------------
               Annuity payouts                               29
               -------------------------------------------------
               Fixed side of the contract                    33
               -------------------------------------------------
               Federal tax matters                           34
               -------------------------------------------------
               Voting rights                                 38
               -------------------------------------------------
               Distribution of the contracts                 38
               -------------------------------------------------
               Return privilege                              38
               -------------------------------------------------
               State regulation                              39
               -------------------------------------------------
               Records and reports                           39
               -------------------------------------------------
               Other information                             39
               -------------------------------------------------
               Legal proceedings                             39
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account N
               Lincoln ChoicePlus II Advance                 40
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. A Guarantee of Principal death benefit, an Enhanced Guaranteed Minimum Death Benefit, a 5% Step-Up Death Benefit or an Estate Enhancement Benefit Rider may be available.


Earnings--The excess of contract value over purchase payments and persistency credits which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credit--The additional amount credited to the contract after the seventh contract anniversary.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.



Contractowner Transaction Expenses:


   The maximum surrender charge (contingent deferred sales charge) (as a percentage of purchase payments surrendered/withdrawn): 6.0%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.




An interest adjustment may be applied to amounts being withdrawn, surrendered or transferred from the fixed account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under i4LIFE/SM/ Advantage) from a fixed account guaranteed period amount only. See Fixed side of the contract.





The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



Annual Account Fee:  $35



The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.



Separate Account Annual Expenses for Lincoln ChoicePlus II Advance subaccounts:


(as a percentage of average daily net assets in the subaccounts):



                                  With Estate Enhancement With Estate Enhancement               With Enhanced
                                  Benefit Rider (EEB) in  Benefit Rider (EEB)     With 5%       Guaranteed Minimum Guarantee
                                  combination with 5%     Without 5% Step-Up      Step-Up       Death Benefit      of Principal
                                  Step-Up Death Benefit   Death Benefit           Death Benefit (EGMDB)            Death Benefit
                                  ----------------------- ----------------------- ------------- ------------------ -------------
Mortality and expense risk charge          1.80%                   1.75%              1.70%           1.55%            1.45%
Administrative charge                       .15%                    .15%               .15%            .15%             .15%
                                           -----                   -----              -----           -----            -----
Total annual charge for each
  subaccount                               1.95%                   1.90%              1.85%           1.70%            1.60%



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                                              Minimum Maximum
Total Annual Fund Operating Expenses                                                          ------- -------
(expenses that are deducted from fund assets, including management fees, distribution (12b-1)
  fees, and other expenses)..................................................................     %       %
                                                                                                ---     ---

The following table shows the expenses charged by each fund for the year ended December 31, 2002:

(as a percentage of each fund's average net assets):


                                     Management                     Other Expenses      Total Expenses  Total Expenses
                                     Fees (before any               (before any         (before any     (after any
                                     waivers/             12b-1     waivers/            waivers/        waivers/
                                     reimbursements)  +   Fees  +   reimbursements) =   reimbursements) reimbursements)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II
 Shares)                                    %                              %                   %
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund
 (Series II Shares)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
 (Series II Shares)
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income
 Portfolio (class B)
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio
 (class B)
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value
 Portfolio (class B)
-----------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio
 (class B)
-----------------------------------------------------------------------------------------------------------------------
AFlS Global Small Capitalization
 Fund (class 2)
-----------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)
-----------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)
-----------------------------------------------------------------------------------------------------------------------
AFlS International Fund (class 2)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series
 (Service class)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series
 (Service class)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service
 class)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series
 (Service class)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service
 class)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series
 (Service class)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio
 (Service class 2)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income
 Portfolio (Service class 2)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
 (Service class 2)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio
 (Service class 2)
-----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund
 (class 2)
-----------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities
 Fund (class 2)
-----------------------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio
 (Service Class)
-----------------------------------------------------------------------------------------------------------------------
Janus Balanced Portfolio (Service
 Class)
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio
 (Service Class)
-----------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth
 Fund
-----------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund
-----------------------------------------------------------------------------------------------------------------------

                                       Management                     Other Expenses      Total Expenses  Total Expenses
                                       Fees (before any               (before any         (before any     (after any
                                       waivers/             12b-1     waivers/            waivers/        waivers/
                                       reimbursements)  +   Fees  +   reimbursements) =   reimbursements) reimbursements)
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital
 Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset
 Allocation Fund
-------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market
 Fund
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness
 Fund
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Capital Opportunities
 Series (Service class)//
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging
 Growth Series (Service class)//
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return
 Series (Service class)
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series
 (Service class)//
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Putman VT Growth & Income Fund
 (Class 1B)
-------------------------------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund
 (Class 1B)
-------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
-------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
-------------------------------------------------------------------------------------------------------------------------

EXAMPLES




This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years



2) If you do not surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years



For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--i4LIFE/SM/ Advantage for IRA contracts and Annuity payouts--including i4LIFE/SM/ Advantage (Non-Qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features, and enhancements may not be available in all states and charges may vary in certain states. You should refer to your contract for any state-specific provisions. Check with your investment representative regarding their availability.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 6.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000.


We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the Guarantee of Principal death benefit, 1.55% for the EGMDB, 1.70% for the 5% step-up death benefit, 1.75% for the EEB Rider (without 5% step-up), and 1.80% for the EEB Rider (in combination with 5% step-up). See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.


Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE/SM/ Advantage. See The contracts and Annuity payouts.



For information about the compensation we pay for sales of contracts, see The contracts--Commissions.


What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a persistency credit? A persistency credit of 0.075% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The contracts--Persistency credits.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.



What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and i4LIFE/SM/ Advantage (IRA).



May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, with certain limits. Transfers are generally restricted to no more than twelve (12) per contract year. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus II Advance subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.


                                                                                     2001*
                                                                    ----------------------------------------
                                                                       With EEB    With    With    With With
                                                                    and Step-Up     EEB Step-Up   EGMDB  GOP
------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    12.498    12.500  12.503  12.507
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
------------------------------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    12.307    12.309  12.311  12.316
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0      22
------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.307    11.309  11.311  11.314
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       1      31
------------------------------------------------------------------------------------------------------------
AFIS International Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    10.834    10.836  10.838  10.841
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       6
------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.119     11.12  11.123  11.128
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    10.603    10.608  10.610  10.612
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.305    11.306  11.309  11.313
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.312    11.313  11.315  11.320
Number of accumulation units
.. End of period (000's omitted)....................................         1         0       0      12
------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.946    11.947  11.948  11.954
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
------------------------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    12.868    12.870  12.871  12.877
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       2
------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period....................................................    11.866    11.868  11.870  11.874
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
------------------------------------------------------------------------------------------------------------

                                                                                 2001*
                                                                ----------------------------------------
                                                                   With EEB    With    With    With With
                                                                and Step-Up     EEB Step-Up   EGMDB  GOP
--------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    10.302    10.304  10.304  10.308
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       2
--------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.089    11.092  11.093  11.097
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       1
--------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    10.697    10.699  10.700  10.703
Number of accumulation units
.. End of period (000's omitted)................................         1         0       0       0
--------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.790    11.791  11.794  11.798
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
--------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    12.784    12.785  12.786  12.792
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       3
--------------------------------------------------------------------------------------------------------
Delaware VIP US Growth Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.634    11.635  11.636  11.643
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    10.929    10.931  10.935  10.937
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       8
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.090    11.092  11.093  11.098
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       9
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.766    11.767  11.768  11.773
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       4
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    10.893    10.894  10.896  10.900
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    12.289    12.292  12.293  12.298
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       7
---------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000  $
.. End of period................................................    11.163    11.166  11.168  11.172
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------

                                                                                         2001*
                                                                      --------------------------------------------
                                                                         With EEB    With    With    With     With
                                                                      and Step-Up     EEB Step-Up   EGMDB      GOP
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.377    11.377  11.379  11.385
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.652    10.654  10.657  10.659
Number of accumulation units
.. End of period (000's omitted)......................................         1         0       0       7
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.502    11.503  11.506  11.510
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    12.404    12.406  12.407  12.412
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.113    10.114  10.115  10.118
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       1      22
---------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.614    11.616  11.617  11.623
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.959    10.962  10.964  10.967
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.016    11.018  11.021  11.025
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.016    10.017  10.019  10.021
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       1      24
---------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.503    11.504  11.506  11.511
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.884    11.885  11.886  11.893
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    12.127    12.128  12.130  12.134
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       3
---------------------------------------------------------------------------------------------------------------------

                                                                                         2001*
                                                                      --------------------------------------------
                                                                         With EEB    With    With    With     With
                                                                      and Step-Up     EEB Step-Up   EGMDB      GOP
------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.627    10.631  10.632  10.635
Number of accumulation units
.. End of period (000's omitted)......................................         1         0       0      15
------------------------------------------------------------------------------------------------------------------
MFS VIT Utilities Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................     9.841     9.842   9.842   9.846
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.995    11.996  11.998  12.002
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       1
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.145    11.147  11.148  11.151
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
------------------------------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.852    10.856  10.858  10.861
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
------------------------------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.557    10.560  10.563  10.565
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    10.589    10.593  10.594  10.596
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    11.273    11.274  11.277  11.281
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000 $
.. End of period......................................................    12.109    12.110  12.112  12.117
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
------------------------------------------------------------------------------------------------------------------


*Commenced business on 9/19/01 with an initial unit value of $10.
All numbers less than 1,000 were rounded down to zero.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements


The financial statements of the VAA and the financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.


The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the contract owner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by AIM Advisors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware VIP Trust ("Delaware VIP"), managed by Delaware Management Company.

Franklin Templeton Variable Insurance Products Trust--FTVIPT Franklin Small Cap is managed by Franklin Advisers, Inc.; FTVIPT Templeton Growth Securities is managed by Templeton Global Advisors Limited.

Janus Aspen Series, managed by Janus Capital Management LLC.

Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.

Lincoln National Bond Fund, and Lincoln National Money Market Fund are managed by Delaware Management Company*.

Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.

Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.

Lincoln National Social Awareness Fund is managed by Delaware Management Company. **

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.

Scudder VIT Funds, managed by Deutsche Asset Management, Inc.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Management & Research Company.

*Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

**Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Growth Fund: Seeks growth of capital.

AIM V.I. International Growth Fund: Seeks to provide long-term growth of capital.

AIM V.I. Premier Equity Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively small market capitalization.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware VIP Large Cap Value Series: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

Delaware VIP High Yield Series: Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

Delaware VIP REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware VIP Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware VIP Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Delaware VIP U.S. Growth: Seeks to maximize capital appreciation by investing in stock of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.

FTVIPT Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.

Janus AS Aggressive Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

Janus AS Balanced Portfolio: Seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assts in fixed-income securities.

Janus AS Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln National Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS(R) Variable Trust Total Return Series: Seeks mainly to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies using a growth oriented investment approach.

Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

Scudder VIT EAFE Equity Index: Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Scudder VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Scudder VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.

FTVIPT Templeton Growth Securities Fund: Seeks long-term capital growth. Invests primarily in equity securities of companies of any nation, including those in the U.S. and emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA for Lincoln ChoicePlus II Advance

We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the Guarantee of Principal death benefit, 1.55% for the EGMDB, 1.70% for the 5% step-up death benefit, 1.75% for the EEB Rider (without 5% Step-up), and 1.80% for the EEB Rider (in combination with 5% Step-up).


Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                              Number of contract
                                              anniversaries since
                                              purchase payment
                                              was invested
             -----------------------------------------------------------
                                              None   At least
                                                     1    2    3    4+
             Surrender charge as a percentage 6.0%   5    4    3    0
               of the surrendered or
               withdrawn purchase payments

A surrender charge does not apply to:

 1.A surrender or withdrawal of a purchase payment beyond the fourth anniversary since the purchase payment was invested.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner.

 7.A surrender of the contract as a result of the death of the contractowner or annuitant.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9.Periodic payments made under any annuity payout option made available by Lincoln Life.


10.Regular income payments made under i4LIFE/SM/ Advantage.


For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted.

c.On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and persistency credits until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee

During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. This account fee does not apply to contracts issued before May 1, 2003.


Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See i4LIFE/SM/ Advantage (IRA) and (Non-Qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative charge, surrender charges and account fee described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, (other than through Lincoln Financial Advisors, Corp.) we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact. Surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract or the death of the contractowner, which ever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.075%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors, Corp.), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount.
A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.


Transfers (within the variable subaccounts and between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed subaccount is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed subaccount in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed subaccount.

There is no charge to you for a transfer. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln Life. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date

If you select i4LIFE/SM/ Advantage your transfer rights and restrictions for variable subaccounts are the same as they were on or before the annuity commencement date, except that no money be transferred to the fixed side of the contract.



If you do not select i4LIFE/SM/ Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may change from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit



If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.


You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed, (except within the first 30 days after the contract is issued or upon the death of a prior annuitant.

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Guarantee of Principal Death Benefit. This benefit is available beginning May 19, 2003. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:



1.the contract value as of the day Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments decreased by withdrawals (including any applicable charges and premium taxes incurred) in the same proportion that withdrawals (including any applicable charges and premium taxes incurred) reduced the contract value.



For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.





Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date and the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of:


(1)the contract value as of the day on which Lincoln Life approves the payment of the claim;


(2)the sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to May 19, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred); or



(3)the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to May 19, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.



The EGMDB is not available under contracts issued to a contractowner, joint owner or annuitant, who is age 81 or older at the time of issuance.



Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.



For contracts purchased after May 19, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guar-anteed Minimum Death Benefit Discontinuance form and sending it to our home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.


5% Step-up Death Benefit. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals, including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.

When applying for a contract, an applicant can request a contract with the 5% Step-Up death benefit. The 5% Step-Up death benefit is not available under contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance. If the 5% Step-Up death benefit is not elected at the time of issue, you cannot elect it at a later date.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

Estate Enhancement Benefit Rider (EEB Rider)
The amount of death benefit payable under this Rider is the greatest of the following amounts:


1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment;



2.The sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value;



  For contracts purchased prior to May 19, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



3.The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to May 19, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).


4.(Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.

5.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (5).]


In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant, unless the change occurred because of a death, will reduce the death benefit to the contract value for the new individual.

The EEB Rider may not be available in all states and is not currently available for contracts sold as IRAs or Roth IRAs. Please check with your investment representative regarding availability of this rider. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months following state approval. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.

Accumulated Benefit Enhancement (ABE/SM/)
In addition to the death benefit offered under the contract, we also provide to eligible contractowners of non-qualified contracts an Accumulated Benefit Enhancement (ABE) Death Benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:

.. you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit.

.. the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);

.. all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;

.. the contractowners, joint owners and annuitants of this contract must have been owners or annuitant of the prior contract(s).

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the Prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

(1)140% of the prior contract's cash value; or

(2)the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to Lincoln Life, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.

The ABE Death Benefit will terminate on the earliest of:

(1)the valuation date the selected death benefit option of the contract is changed; or

(2)the annuity commencement date.

It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.

The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.

General death benefit information

The EEB Rider (in combination with, or without, the 5% Step-Up), EGMDB, the 5% Step-Up and the Guarantee of Principal death benefits are separate death benefit elections. Only one of these five death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE/SM/ Advantage.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB and 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.85% and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.70%.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non- qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts--Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If you specify that the charges be deducted from the remaining contract value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Small contract surrenders
Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



i4LIFE/SM/ Advantage

(IRA Annuity Contracts ONLY)

The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 2.05% for the i4LIFE/SM/ Advantage Guarantee of Principal death benefit, and 2.20% for the i4LIFE/SM/ Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB), of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 591/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:



(1)i4LIFE/SM/ Advantage Guarantee of Principal death benefit; and



(2)i4LIFE/SM/ Advantage EGMDB.



Under any i4LIFE/SM/ Advantage death benefit, if you die during the Access Period, the i4LIFE/SM/ Advantage will terminate. Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The i4LIFE/SM/ Advantage Guarantee of Principal death benefit is the greater of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or

2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.

The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.


The i4LIFE/SM/ Advantage EGMDB is the greatest of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;

2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or

3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained.

The charge under this death benefit is equal to an annual rate of 2.20% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.


During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.


For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


Availability. The introduction of i4LIFE/SM/ Advantage will vary depending on your state. In states where i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal death benefit and EGMDB offered under i4LIFE/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.05% or 2.20% under i4LIFE/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under i4LIFE/SM/ Advantage. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM/ Advantage is available in your state may only elect i4LIFE/SM/ Advantage.



Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before i4LIFE/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Transfers may be delayed as permitted by the 1940 Act.

If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00% plus ongoing compensation of up to 1.00%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments plus ongoing annual compensation. Upon annuitization, the commissions paid to dealers are a maximum of 4.00% of account annuitized and/or an annual continuing commission of up to 1.00% of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealer, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:


1.The contract value on the annuity commencement date, less any applicable premium taxes;


2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information

The Guarantee of Principal death benefit, EGMDB, 5% Step-Up and the EEB Rider (in combination with or without the 5% Step-Up) are not available after the annuity commencement date.


The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due.


i4LIFE/SM/ Advantage

(Non-Qualified Annuity Contracts ONLY)

We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge (imposed only during the i4LIFE/SM/ Advantage payout phase), computed daily, equal to an annual rate of 2.05% for the i4LIFE/SM/ Advantage Guarantee of Principal death benefit, and 2.20% for the i4LIFE/SM/ Advantage EGMDB, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with i4LIFE/SM/ Advantage. Additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advan- tage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:



1.i4LIFE/SM/ Advantage Guarantee of Principal death benefit; and



2.i4LIFE/SM/ Advantage EGMDB.



The i4LIFE/SM/ Advantage Guarantee of Principal death benefit is the greater of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or

2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.

The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.


The i4LIFE/SM/ Advantage EGMDB is the greatest of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;


2.the Enhancement Amount (if elected at the time of application) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any. Withdrawals (including any applicable charges) and premium taxes incurred, if any, are deducted on either a dollar for dollar basis or in the same proportion that withdrawals (including any applicable charges) and premium taxes incurred, if any, reduce the Account Value, depending upon the terms of your contract; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Withdrawals (including any applicable charges) and premium taxes incurred, if any, are deducted on either a dollar for dollar basis or in the same proportion that withdrawals (including any applicable charges) and premium taxes incurred, if any, reduce the Account Value, depending upon the terms of your contract.



Only the highest Account Value achieved on an anniversary following the election of i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or more expensive death benefit option before electing i4LIFE/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. The charge under this death benefit is equal to an annual rate of 2.20% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.

For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


Availability. The introduction of i4LIFE/SM/ Advantage will vary depending on your state. In states where i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal death benefit and EGMDB offered under i4LIFE/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.05% or 2.20% under i4LIFE/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under i4LIFE/SM/ Advantage. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM/ Advantage is available in your state may only elect i4LIFE/SM/ Advantage.



Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.


Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The contractowner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Lincoln Life may offer a fixed subaccount for a period of less than one year for the purpose of dollar cost averaging. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging cross-reinvestment, portfolio rebalancing or regular income under i4LIFE/SM/ Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

                                  (1+A)/n/
                                 ----------- -1
                                 (1+B+K)/n/
where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a .25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the i4LIFE/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.


Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.

.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as

403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal income tax withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relat- ing to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts


Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors Corporation (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life or the VAA.

Statement of Additional Information table of contents for Separate Account N

                   Item                                 Page
                   -----------------------------------------
                   General information and history of
                     Lincoln Life                        B-2
                   -----------------------------------------
                   Special terms                         B-2
                   -----------------------------------------
                   Services                              B-2
                   -----------------------------------------
                   Principal underwriter                 B-2
                   -----------------------------------------
                   Purchase of securities being offered  B-2
                   -----------------------------------------
                   Calculation of investment results     B-2
                   -----------------------------------------
                   Annuity payouts                      B-11
                   -----------------------------------------
                   Advertising and sales literature     B-13
                   -----------------------------------------
                   Additional services                  B-15
                   -----------------------------------------
                   Other information                    B-16
                   -----------------------------------------
                   Financial statements                 B-16
                   -----------------------------------------

For a free copy of the SAI please see page one of this booklet.

.................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus II Advance).

                                (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City _____________________________________________________________ State _ Zip _

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801.

Lincoln ChoicePlus II Advance

Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the Lincoln ChoicePlus II Advance

Prospectus of Lincoln Life Variable Annuity Account N dated         , 2003.

You may obtain a copy of the Lincoln ChoicePlus II Advance Prospectus on request and without charge.
Please write Lincoln ChoicePlus Customer Service, The Lincoln National Life Insurance Company,
P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

Table of Contents


                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payout                    B-11
                     --------------------------------------
                     Advertising and sales literature  B-13
                     --------------------------------------
                     Additional services               B-15
                     --------------------------------------
                     Other information                 B-16
                     --------------------------------------
                     Financial statements              B-16
                     --------------------------------------




This SAI is not a Prospectus.


The date of this SAI is         , 2003.

General information and
history of The
Lincoln National Life
Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the VAA and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter


Lincoln Life is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributors, Inc., 200 E. Berry Street,
Fort Wayne, Indiana, 46802, will perform certain marketing and other ancillary functions as described in the Prospectus.


Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.

Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the account fee and/or the surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent yield and total return performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.


The Money Market Subaccount seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31,
2002); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account (including deductions for the 5% step-up death benefit), and excludes any realized gains and losses from the sale of
securities. The Lincoln National Money Market Subaccount yield was     % at
December 31, 2002. If the contract owners elected the EEB Rider, the yield would have been lower.


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

           Where:   P =   a hypothetical initial purchase payment of
                          $1,000
                    T =     average annual total return for the
                            period in question
                    N =     number of years
                  ERV =     ending redeemable value (as of the end
                            of the period in question) of a
                            hypothetical $1,000 purchase payment
                            made at the beginning of the 1-year,
                            5-year, or 10-year period in question
                            (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/As" for standard performance until one year after a fund became available in the separate account.

A. Standard Performance Data (assuming neither the i4LIFE/SM/ Advantage nor the Income4Life(R) Solution is in effect):


   Period Ending December 31, 2001


                                                                               Since
                                                         1-Year     5-Years    Inception
                                              Subaccount With       With       With
                                              Commenced  5% Step Up 5% Step Up 5% Step Up
-----------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00                N/A
AFIS Growth                                     2/22/00                N/A
AFIS Growth-Income                              2/22/00                N/A
AFIS International                              2/22/00                N/A
AIM V.I. Growth Fund                           11/20/98                N/A
AIM V.I. International Growth Fund             11/20/98                N/A
AIM V.I. Premier Equity Fund                   11/20/98                N/A
Alliance VP Growth & Income                     2/22/00                N/A
Alliance VP Premier Growth                      2/22/00                N/A
AllianceBernstein VP Small Cap Value            9/19/01                N/A
Alliance VP Technology                          2/22/00                N/A
Delaware VIP Large Cap Value Series            11/20/98                N/A
Delaware VIP High Yield Series                 11/20/98                N/A
Delaware VIP REIT Series                       11/20/98                N/A
Delaware VIP Small Cap Value Series            11/20/98                N/A
Delaware VIP Trend Series                      11/20/98                N/A
Delaware VIP U.S. Growth Series                 9/19/01                N/A
Fidelity(R) VIP Contrafund Portfolio            9/19/01                N/A
Fidelity(R) VIP Equity-Income Portfolio        11/20/98                N/A
Fidelity(R) VIP Growth Portfolio               11/20/98                N/A
Fidelity(R) VIP Overseas Portfolio             11/20/98                N/A
FTVIP Franklin Small Cap                        2/22/00                N/A
FTVIPT Templeton Growth                         2/22/00                N/A
Janus Aspen Aggressive Growth                   9/19/01                N/A
Janus Aspen Balanced                            9/19/01                N/A
Janus Aspen Worldwide Growth                    9/19/01                N/A
Lincoln National Aggressive Growth Fund         9/19/01                N/A
Lincoln National Bond Fund                     11/20/98                N/A
Lincoln National Capital Appreciation Fund      9/19/01                N/A
Lincoln National Global Asset Allocation Fund   9/19/01                N/A
Lincoln National International Fund             9/19/01                N/A
Lincoln National Money Market Fund             11/20/98                N/A
Lincoln National Social Awareness Fund          9/19/01                N/A
MFS(R) VIT Capital Opportunities Series         9/19/01                N/A
MFS(R) VIT Emerging Growth Series              11/20/98                N/A
MFS(R) VIT Total Return Series                 11/20/98                N/A
MFS(R) VIT Utilities Series                    11/20/98                N/A
Neuberger Berman Mid-Cap Growth                 9/19/01                N/A
Neuberger Berman Regency                        9/19/01                N/A
Putnam VT Growth & Income                       9/19/01                N/A
Putnam VT Health Sciences                       9/19/01                N/A
Scudder VIT EAFE Equity Index                   9/19/01                N/A
Scudder VIT Equity 500 Index                   11/20/98                N/A
Scudder VIT Small Cap Index                     9/19/01                N/A


The performance figures shown reflect the cost of the 5% Step-Up death benefit. If contractowners had chosen to eliminate the 5% Step-Up death benefit, their returns would have been higher. The performance figures above do not reflect the cost of the EEB Rider. If contractowners had elected the EEB Rider, the return would have been lower.

B. Standard Performance Data:


   Period Ending December 31, 2001


                                              Subaccount               10 Year/
                                              Commenced  1 Year 5 Year Since Inception
--------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00          N/A
AFIS Growth                                     2/22/00          N/A
AFIS Growth-Income                              2/22/00          N/A
AFIS International                              2/22/00          N/A
AIM V.I. Growth Fund                           11/20/98          N/A
AIM V.I. International Growth Fund             11/20/98          N/A
AIM V.I. Premier Equity Fund                   11/20/98          N/A
Alliance VP Growth & Income                     2/22/00          N/A
Alliance VP Premier Growth                      2/22/00          N/A
AllianceBernstein VP Small Cap Value            9/19/01          N/A
Alliance VP Technology                          2/22/00          N/A
Delaware VIP Large Cap Value Series            11/20/98          N/A
Delaware VIP High Yield Series                 11/20/98          N/A
Delaware VIP REIT Series                       11/20/98          N/A
Delaware VIP Small Cap Value Series            11/20/98          N/A
Delaware VIP Trend Series                      11/20/98          N/A
Delaware VIP U.S. Growth Series                 9/19/01          N/A
Fidelity(R) VIP Contrafund Portfolio            9/19/01          N/A
Fidelity(R) VIP Equity-Income Portfolio        11/20/98          N/A
Fidelity(R) VIP Growth Portfolio               11/20/98          N/A
Fidelity(R) VIP Overseas Portfolio             11/20/98          N/A
FTVIP Franklin Small Cap                        2/22/00          N/A
FTVIPT Templeton Growth                         2/22/00          N/A
Janus Aspen Aggressive Growth                   9/19/01          N/A
Janus Aspen Balanced                            9/19/01          N/A
Janus Aspen Worldwide Growth                    9/19/01          N/A
Lincoln National Aggressive Growth Fund         9/19/01          N/A
Lincoln National Bond Fund                     11/20/98          N/A
Lincoln National Capital Appreciation Fund      9/19/01          N/A
Lincoln National Global Asset Allocation Fund   9/19/01          N/A
Lincoln National International Fund             9/19/01          N/A
Lincoln National Money Market Fund             11/20/98          N/A
Lincoln National Social Awareness Fund          9/19/01          N/A
MFS(R) VIT Capital Opportunities Series         9/19/01          N/A
MFS(R) VIT Emerging Growth Series              11/20/98          N/A
MFS(R) VIT Total Return Series                 11/20/98          N/A
MFS(R) VIT Utilities Series                    11/20/98          N/A
Neuberger Berman Mid-Cap Growth                 9/19/01          N/A
Neuberger Berman Regency                        9/19/01          N/A
Putnam VT Growth & Income                       9/19/01          N/A
Putnam VT Health Sciences                       9/19/01          N/A
Scudder VIT EAFE Equity Index                   9/19/01          N/A
Scudder VIT Equity 500 Index                   11/20/98          N/A
Scudder VIT Small Cap Index                     9/19/01          N/A

C. Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):



   Period Ending December 31, 2002



                                              Subaccount               10 Year/
                                              Commenced  1 Year 5 Year Since Inception
--------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00          N/A
AFIS Growth                                     2/22/00          N/A
AFIS Growth-Income                              2/22/00          N/A
AFIS International                              2/22/00          N/A
AIM V.I. Growth Fund                           11/20/98          N/A
AIM V.I. International Growth Fund             11/20/98          N/A
AIM V.I. Premier Equity Fund                   11/20/98          N/A
Alliance VP Growth & Income                     2/22/00          N/A
Alliance VP Premier Growth                      2/22/00          N/A
AllianceBernstein VP Small Cap Value            9/19/01          N/A
Alliance VP Technology                          2/22/00          N/A
Delaware VIP Large Cap Value Series            11/20/98          N/A
Delaware VIP High Yield Series                 11/20/98          N/A
Delaware VIP REIT Series                       11/20/98          N/A
Delaware VIP Small Cap Value Series            11/20/98          N/A
Delaware VIP Trend Series                      11/20/98          N/A
Delaware VIP U.S. Growth Series                 9/19/01          N/A
Fidelity(R) VIP Contrafund Portfolio            9/19/01          N/A
Fidelity(R) VIP Equity-Income Portfolio        11/20/98          N/A
Fidelity(R) VIP Growth Portfolio               11/20/98          N/A
Fidelity(R) VIP Overseas Portfolio             11/20/98          N/A
FTVIP Franklin Small Cap                        2/22/00          N/A
FTVIPT Templeton Growth                         2/22/00          N/A
Janus Aspen Aggressive Growth                   9/19/01          N/A
Janus Aspen Balanced                            9/19/01          N/A
Janus Aspen Worldwide Growth                    9/19/01          N/A
Lincoln National Aggressive Growth Fund         9/19/01          N/A
Lincoln National Bond Fund                     11/20/98          N/A
Lincoln National Capital Appreciation Fund      9/19/01          N/A
Lincoln National Global Asset Allocation Fund   9/19/01          N/A
Lincoln National International Fund             9/19/01          N/A
Lincoln National Money Market Fund             11/20/98          N/A
Lincoln National Social Awareness Fund          9/19/01          N/A
MFS(R) VIT Capital Opportunities Series         9/19/01          N/A
MFS(R) VIT Emerging Growth Series              11/20/98          N/A
MFS(R) VIT Total Return Series                 11/20/98          N/A
MFS(R) VIT Utilities Series                    11/20/98          N/A
Neuberger Berman Mid-Cap Growth                 9/19/01          N/A
Neuberger Berman Regency                        9/19/01          N/A
Putnam VT Growth & Income                       9/19/01          N/A
Putnam VT Health Sciences                       9/19/01          N/A
Scudder VIT EAFE Equity Index                   9/19/01          N/A
Scudder VIT Equity 500 Index                   11/20/98          N/A
Scudder VIT Small Cap Index                     9/19/01          N/A



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB death benefit.

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, excluding surrender charges and the account fee) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (i.e.: EEB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

The performance numbers in the following tables do not reflect surrender charges.


A. Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is not in effect):



   Period Ending December 31, 2002



                                              YTD        1-year     3-year     5-year     10-year             As if
                                              With       With       With       With       With                Subaccount
                                              5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up Lifetime Commenced
------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                                                                           4/30/98
AFIS Growth                                                                                                      2/8/84
AFIS Growth-Income                                                                                               2/8/84
AFIS International                                                                                               5/1/90
AIM V.I. Growth Fund                                                                                             5/5/93
AIM V.I. International Growth Fund                                                                               5/5/93
AIM V.I. Premier Equity Fund                                                                                     5/5/93
Alliance VP Growth & Income                                                                                     1/14/91
Alliance VP Premier Growth                                                                                      6/26/92
AllianceBernstein VP Small Cap Value                                                                             5/1/01
Alliance VP Technology                                                                                          1/11/96
Delaware VIP Large Cap Value Series                                                                             7/28/88
Delaware VIP High Yield Series                                                                                  7/28/88
Delaware VIP REIT Series                                                                                         5/4/98
Delaware VIP Small Cap Value Series                                                                            12/27/93
Delaware VIP Trend Series                                                                                      12/27/93
Delaware VIP U.S. Growth Series                                                                                11/15/99
Fidelity(R) VIP Contrafund Portfolio                                                                             1/3/95
Fidelity(R) VIP Equity-Income Portfolio                                                                         10/9/86
Fidelity(R) VIP Growth Portfolio                                                                                10/9/86
Fidelity(R) VIP Overseas Portfolio                                                                              1/28/87
FTVIP Franklin Small Cap                                                                                       10/31/95
FTVIPT Templeton Growth                                                                                         3/15/94
Janus Aspen Aggressive Growth                                                                                   9/13/93
Janus Aspen Balanced                                                                                            9/13/93
Janus Aspen Worldwide Growth                                                                                    9/13/93
Lincoln National Aggressive Growth Fund                                                                          2/3/94
Lincoln National Bond Fund                                                                                     12/28/81
Lincoln National Capital Appreciation Fund                                                                       2/3/94
Lincoln National Global Asset Allocation Fund                                                                    8/3/87
Lincoln National International Fund                                                                              5/1/91
Lincoln National Money Market Fund                                                                               1/7/82
Lincoln National Social Awareness Fund                                                                           5/2/88
MFS(R) VIT Capital Opportunities Series                                                                         8/14/96
MFS(R) VIT Emerging Growth Series                                                                               7/24/95
MFS(R) VIT Total Return Series                                                                                   1/3/95
MFS(R) VIT Utilities Series                                                                                      1/3/95
Neuberger Berman Mid-Cap Growth                                                                                 11/3/97
Neuberger Berman Regency                                                                                        8/22/01
Putnam VT Growth & Income                                                                                        2/1/88
Putnam VT Health Sciences                                                                                        5/1/98
Scudder VIT EAFE Equity Index                                                                                   8/22/97
Scudder VIT Equity 500 Index                                                                                    10/1/97
Scudder VIT Small Cap Index                                                                                     8/25/97

The performance figures shown above reflect the cost of the 5% Step-Up death benefit. If contractowners had chosen to eliminate the 5% Step-Up death benefit, their returns would have been higher. The performance figures do not reflect the cost of the EEB Rider. If these costs had been reflected, returns would have been lower.


B. Non-Standard Performance Data:



   Period Ending December 31, 2002



                                                                                        As if
                                                                                        Subaccount
                                              YTD 1 Year 3 Year 5 Year 10 Year Lifetime Commenced
--------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                                                    4/30/1998
AFIS Growth                                                                               2/8/1984
AFIS Growth-Income                                                                        2/8/1984
AFIS International                                                                        5/1/1990
AIM V.I. Growth Fund                                                                      5/5/1993
AIM V.I. International Growth Fund                                                        5/5/1993
AIM V.I. Premier Equity Fund                                                              5/5/1993
Alliance VP Growth & Income                                                              1/14/1991
Alliance VP Premier Growth                                                               6/26/1992
AllianceBernstein VP Small Cap Value                                                      5/1/2001
Alliance VP Technology                                                                   1/11/1996
Delaware VIP Large Cap Value Series                                                      7/28/1988
Delaware VIP High Yield Series                                                           7/28/1988
Delaware VIP REIT Series                                                                  5/4/1998
Delaware VIP Small Cap Value Series                                                     12/27/1993
Delaware VIP Trend Series                                                               12/27/1993
Delaware VIP U.S. Growth Series                                                         11/15/1999
Scudder VIT EAFE Equity Index                                                            8/22/1997
Scudder VIT Equity 500 Index                                                             10/1/1997
Scudder VIT Small Cap Index                                                              8/25/1997
Fidelity(R) VIP Contrafund Portfolio                                                      1/3/1995
Fidelity(R) VIP Equity-Income Portfolio                                                  10/9/1986
Fidelity(R) VIP Growth Portfolio                                                         10/9/1986
Fidelity(R) VIP Overseas Portfolio                                                       1/28/1987
FTVIPT Franklin Small Cap                                                               10/31/1995
Janus Aspen Aggressive Growth                                                            9/13/1993
Janus Aspen Balanced                                                                     9/13/1993
Janus Aspen Worldwide Growth                                                             9/13/1993
Lincoln National Aggressive Growth Fund                                                   2/3/1994
Lincoln National Bond Fund                                                              12/28/1981
Lincoln National Capital Appreciation Fund                                                2/3/1994
Lincoln National Global Asset Allocation Fund                                             8/3/1987
Lincoln National International Fund                                                       5/1/1991
Lincoln National Money Market Fund                                                        1/7/1982
Lincoln National Social Awareness Fund                                                    5/2/1988
MFS(R) VIT Capital Opportunities Series                                                  8/14/1996
MFS(R) VIT Emerging Growth Series                                                        7/24/1995
MFS(R) VIT Total Return Series                                                            1/3/1995
MFS(R) VIT Utilities Series                                                               1/3/1995
Neuberger Berman Mid-Cap Growth                                                          11/3/1997
Neuberger Berman Regency                                                                 8/22/2001
Putnam VT Growth & Income                                                                 2/1/1988
Putnam VT Health Sciences                                                                 5/1/1998
FTVIPT Templeton Growth                                                                  3/15/1994

C. Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage EGMDB is in effect):



   Period Ending December 31, 2002



                                                                                        As if
                                                                                        Subaccount
                                              YTD 1 Year 3 Year 5 Year 10 Year Lifetime Commenced
--------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                                                    4/30/1998
AFIS Growth                                                                               2/8/1984
AFIS Growth-Income                                                                        2/8/1984
AFIS International                                                                        5/1/1990
AIM V.I. Growth Fund                                                                      5/5/1993
AIM V.I. International Growth Fund                                                        5/5/1993
AIM V.I. Premier Equity Fund                                                              5/5/1993
Alliance VP Growth & Income                                                              1/14/1991
Alliance VP Premier Growth                                                               6/26/1992
AllianceBernstein VP Small Cap Value                                                      5/1/2001
Alliance VP Technology                                                                   1/11/1996
Delaware VIP Large Cap Value Series                                                      7/28/1988
Delaware VIP High Yield Series                                                           7/28/1988
Delaware VIP REIT Series                                                                  5/4/1998
Delaware VIP Small Cap Value Series                                                     12/27/1993
Delaware VIP Trend Series                                                               12/27/1993
Delaware VIP U.S. Growth Series                                                         11/15/1999
Scudder VIT EAFE Equity Index                                                            8/22/1997
Scudder VIT Equity 500 Index                                                             10/1/1997
Scudder VIT Small Cap Index                                                              8/25/1997
Fidelity(R) VIP Contrafund Portfolio                                                      1/3/1995
Fidelity(R) VIP Equity-Income Portfolio                                                  10/9/1986
Fidelity(R) VIP Growth Portfolio                                                         10/9/1986
Fidelity(R) VIP Overseas Portfolio                                                       1/28/1987
FTVIPT Franklin Small Cap                                                               10/31/1995
Janus Aspen Aggressive Growth                                                            9/13/1993
Janus Aspen Balanced                                                                     9/13/1993
Janus Aspen Worldwide Growth                                                             9/13/1993
Lincoln National Aggressive Growth Fund                                                   2/3/1994
Lincoln National Bond Fund                                                              12/28/1981
Lincoln National Capital Appreciation Fund                                                2/3/1994
Lincoln National Global Asset Allocation Fund                                             8/3/1987
Lincoln National International Fund                                                       5/1/1991
Lincoln National Money Market Fund                                                        1/7/1982
Lincoln National Social Awareness Fund                                                    5/2/1988
MFS(R) VIT Capital Opportunities Series                                                  8/14/1996
MFS(R) VIT Emerging Growth Series                                                        7/24/1995
MFS(R) VIT Total Return Series                                                            1/3/1995
MFS(R) VIT Utilities Series                                                               1/3/1995
Neuberger Berman Mid-Cap Growth                                                          11/3/1997
Neuberger Berman Regency                                                                 8/22/2001
Putnam VT Growth & Income                                                                 2/1/1988
Putnam VT Health Sciences                                                                 5/1/1998
FTVIPT Templeton Growth                                                                  3/15/1994



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB death benefit.

Interest Adjustment

The following example illustrates the detailed calculations for a $25,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the interest adjustment and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Yield Rate Factor Calculation" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium........................... $25,000
Premium Taxes............................ None
Withdrawals.............................. None
Guaranteed Period........................ 5 years
Guaranteed Interest Rate................. 4.50%
Annuity Date............................. Age 70
Yield Rate A............................. 5.00%
Yield Rate B............................. 6.00% End of contract year 1
                                          5.50% End of contract year 2
                                          5.00% End of contract year 3
                                          4.00% End of contract year 4
Percentage Adjustment to Index Rate B (K) 0.25%

                          SURRENDER VALUE CALCULATION

                                 (3)
              (1)     (2)        Adjusted (4)     (5)        (6)       (7)
              Annuity Yield Rate Annuity  Minimum Greater of Surrender Surrender
              Value   Factor     Value    Value   (3) & (4)  Charge    Value
Contract Year ------- ---------- -------- ------- ---------- --------- ---------
      1...... $26,095  0.953765  $24,889  $25,715  $25,715    $1,500    $24,215
      2...... $27,239  0.978874  $26,664  $26,451  $26,664    $1,250    $25,414
      3...... $28,435  0.995255  $28,300  $27,210  $28,300    $1,000    $27,300
      4...... $29,685  1.007194  $29,898  $27,991  $29,898    $  750    $29,148
      5...... $30,990     NA     $30,990  $28,796  $30,990    $    0    $30,990

                           ANNUITY VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.045 - $35 = $26,095
      2...... $26,095 X 1.045 - $35 = $27,239
      3...... $27,239 X 1.045 - $35 = $28,435
      4...... $28,435 X 1.045 - $35 = $29,685
      5...... $29,685 X 1.045 - $35 = $30,990

                         SURRENDER CHARGE CALCULATION

Contract Year
------------- SC factor Deposit     Surrender Chg
      1......  6.0% X $25,000   =      $1,500
      2......  5.0% X $25,000   =      $1,250
      3......  4.0% X $25,000   =      $1,000
      4......  3.0% X $25,000   =      $  750
      5......    0% X $25,000   =      $    0

                         YIELD RATE FACTOR CALCULATION

                              Adj-
Contract Year Yield A Yield B Yield B N   Result
------------- ------- ------- ------- --- --------
      1......  5.00%   6.00%   6.25%   4  0.953765
      2......  5.00%   5.50%   5.75%   3  0.978874
      3......  5.00%   5.00%   5.25%   2  0.995255
      4......  5.00%   4.00%   4.25%   1  1.007194
      5......  5.00%    N/A     N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.03 - $35 = $25,715
      2...... $25,715 X 1.03 - $35 = $26,451
      3...... $26,451 X 1.03 - $35 = $27,210
      4...... $27,210 X 1.03 - $35 = $27,991
      5...... $27,991 X 1.03 - $35 = $28,796

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date less any applicable premium tax;
(2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE/SM/ Advantage for Non-qualified contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the i4LIFE/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on whether the i4LIFE/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


i4LIFE/SM/ Advantage options for IRA contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the i4LIFE/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on whether the i4LIFE/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corpo-rate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Additional services

Dollar Cost Averaging (DCA)--You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date;
(2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge.

Portfolio Rebalancing--Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing Lincoln Life. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.

Cross Reinvestment Program--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to Lincoln Life or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.


Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over
      employers and more than     million individuals.



Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2002 Lincoln Life had statutory admitted
assets of over $   billion.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements


                          [To Be Filed by Amendment]

Lincoln ChoicePlus II Advance
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com
This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.



You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers amounts from the fixed side of the contract. An interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.


Lincoln Life offers variable annuity contracts that have lower fees. You should carefully consider whether or not this contract is the best product for you.


All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds (Series II Shares):
  AIM V.I. Growth Fund

  AIM V.I. International Growth Fund


  AIM V.I. Premier Equity Fund


Alliance Variable Products Series Fund (Class B):
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS Growth-Income Fund
  AFIS International Fund


Delaware VIP Trust (Service Class):


  Delaware VIP Large Cap Value Series

  Delaware VIP High Yield Series
  Delaware VIP REIT Series
  Delaware VIP Small Cap Value Series
  Delaware VIP Trend Series
  Delaware VIP U.S. Growth Series

FranklinTempleton Variable Insurance Products Trust (Class 2):
  FTVIPT Franklin Small Cap Fund
  FTVIPT Templeton Growth Securities Fund

Janus Aspen Series (Service Class):
  Aggressive Growth Portfolio
  Balanced Portfolio
  Worldwide Growth Portfolio

Lincoln National:
  Aggressive Growth Fund
  Bond Fund
  Capital Appreciation Fund
  Global Asset Allocation Fund
  International Fund
  Money Market Fund
  Social Awareness Fund

MFS(R) Variable Insurance Trust (Service Class):
  MFS VIT Capital Opportunities Series
  MFS VIT Emerging Growth Series
  MFS VIT Total Return Series
  MFS VIT Utilities Series

Neuberger Berman AMT:
  Mid-Cap Growth Portfolio
  Regency Portfolio

Putnam Variable Trust (Class IB):
  Growth & Income Fund
  Health Sciences Fund


Scudder VIT Funds (Class B):

  Scudder VIT EAFE Equity Index
  Scudder VIT Equity 500 Index
  Scudder VIT Small Cap Index

Variable Insurance Products (Service Class 2):
  Fidelity(R) VIP Contrafund Portfolio
  Fidelity(R) VIP Equity-Income Portfolio
  Fidelity(R) VIP Growth Portfolio
  Fidelity(R) VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site
(http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


        , 2003

Table of Contents


                                                            Page
                ------------------------------------------------
                Special terms                                 3
                ------------------------------------------------
                Expense tables                                4
                ------------------------------------------------
                Summary                                       7
                ------------------------------------------------
                Condensed financial information               8
                ------------------------------------------------
                Investment results                           12
                ------------------------------------------------
                Financial statements                         12
                ------------------------------------------------
                The Lincoln National Life Insurance
                Company                                      12
                ------------------------------------------------
                Variable annuity account (VAA)               12
                ------------------------------------------------
                Investments of the variable annuity account  12
                ------------------------------------------------
                Charges and other deductions                 16
                ------------------------------------------------
                The contracts                                18
                ------------------------------------------------
                Contractowner questions                      28
                ------------------------------------------------
                Annuity payouts                              28
                ------------------------------------------------



                                                            Page
               -------------------------------------------------
               Fixed side of the contract                    31
               -------------------------------------------------
               Federal tax matters                           33
               -------------------------------------------------
               Qualified retirement plans                    35
               -------------------------------------------------
               Voting rights                                 37
               -------------------------------------------------
               Distribution of the contracts                 37
               -------------------------------------------------
               Return privilege                              37
               -------------------------------------------------
               State regulation                              37
               -------------------------------------------------
               Records and reports                           37
               -------------------------------------------------
               Other information                             37
               -------------------------------------------------
               Legal proceedings                             38
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account N
               Lincoln ChoicePlus II Advance                 38
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. A Guarantee of Principal death benefit, an Enhanced Guaranteed Minimum Death Benefit or an Estate Enhancement Benefit Rider may be available.


Earnings--The excess of contract value over purchase payments and persistency credits which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credit--The additional amount credited to the contract after the seventh contract anniversary.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.



Contractowner Transaction Expenses:



   The maximum surrender charge (contingent deferred sales charge) (as a percentage of purchase payments surrendered/withdrawn): 7.0%


The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.





An interest adjustment may be applied to amounts being withdrawn, surrendered or transferred from the fixed account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under i4LIFE/SM/ Advantage) from a fixed account guaranteed period amount only. See Fixed side of the contract.







The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



Annual Account Fee:  $35



The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.



Separate Account Annual Expenses for Lincoln ChoicePlus II Advance subaccounts:


(as a percentage of average daily net assets in the subaccounts):



                                                                With Enhanced      Gurarantee
                                                                Guaranteed Minimum of Principal
                                        With Estate Enhancement Death Benefit      Death
                                        Benefit Rider (EEB)     (EGMDB)            Benefit
                                        ----------------------- ------------------ ------------
Mortality and expense risk charge                1.75%                1.55%           1.45%
Administrative charge                             .15%                 .15%            .15%
                                                 -----                -----           -----
Total annual charge for each subaccount          1.90%                1.70%           1.60%



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                                              Minimum Maximum
Total Annual Fund Operating Expenses                                                          ------- -------
(expenses that are deducted from fund assets, including management fees, distribution (12b-1)
  fees, and other expenses)..................................................................     %       %
                                                                                                ---     ---

The following table shows the expenses charged by each fund for the year ended December 31, 2002:

(as a percentage of each fund's average net assets):


                                                               Management                     Other Expenses      Total Expenses
                                                               Fees (before any               (before any         (before any
                                                               waivers/             12b-1     waivers/            waivers/
                                                               reimbursements)  +   Fees  +   reimbursements) =   reimbursements)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II Shares)                               %                              %                   %
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II Shares)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II Shares)
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)
----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (class B)
----------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)
----------------------------------------------------------------------------------------------------------------------------------
AFlS Global Small Capitalization Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
AFlS International Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service class)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service class 2)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service class 2)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class 2)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service class 2)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund (class 2)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio (Service Class)
----------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Portfolio (Service Class)
----------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Service Class)
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Capital Opportunities Series (Service class)//
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series
 (Service class)//
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series (Service class)//
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service class)//
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Putman VT Growth & Income Fund (Class 1B)
----------------------------------------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class 1B)
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index (Class B)
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index (Class B)
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index (Class B)
----------------------------------------------------------------------------------------------------------------------------------


                                                               Total Expenses
                                                               (after any
                                                               waivers/
                                                               reimbursements)
------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II Shares)                               %
------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II Shares)
------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II Shares)
------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)
------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)
------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (class B)
------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)
------------------------------------------------------------------------------
AFlS Global Small Capitalization Fund (class 2)
------------------------------------------------------------------------------
AFIS Growth Fund (class 2)
------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)
------------------------------------------------------------------------------
AFlS International Fund (class 2)
------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service class)
------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service class)
------------------------------------------------------------------------------
Delaware VIP REIT Series (Service class)
------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service class)
------------------------------------------------------------------------------
Delaware VIP Trend Series (Service class)
------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service class)
------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service class 2)
------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service class 2)
------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class 2)
------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service class 2)
------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund (class 2)
------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund (class 2)
------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio (Service Class)
------------------------------------------------------------------------------
Janus Balanced Portfolio (Service Class)
------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Service Class)
------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund
------------------------------------------------------------------------------
Lincoln National Bond Fund
------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund
------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund
------------------------------------------------------------------------------
Lincoln National International Fund
------------------------------------------------------------------------------
Lincoln National Money Market Fund
------------------------------------------------------------------------------
Lincoln National Social Awareness Fund
------------------------------------------------------------------------------
MFS(R) Variable Capital Opportunities Series (Service class)//
------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series
 (Service class)//
------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series (Service class)//
------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service class)//
------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio
------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio
------------------------------------------------------------------------------
Putman VT Growth & Income Fund (Class 1B)
------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class 1B)
------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index (Class B)
------------------------------------------------------------------------------
Scudder VIT Equity 500 Index (Class B)
------------------------------------------------------------------------------
Scudder VIT Small Cap Index (Class B)
------------------------------------------------------------------------------

EXAMPLES




This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years



2) If you do not surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years



For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--i4LIFE/SM/ Advantage for IRA contracts and Annuity payouts--including i4LIFE/SM/ Advantage (Non-Qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features, and enhancements may not be available in all states and charges may vary in certain states. You should refer to your contract for any state-specific provisions. Check with your investment representative regarding their availability.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.


What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000.


We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the Guarantee of Principal death benefit, 1.55% for the EGMDB, and 1.75% for the EEB Rider. See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.


Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE/SM/ Advantage. See The contracts and Annuity payouts.



For information about the compensation we pay for sales of contracts, see The contracts--Commissions.


What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a persistency credit? A persistency credit of 0.075% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The contracts--Persistency credits.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.



What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and i4LIFE/SM/ Advantage (IRA).



May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, with certain limits. Transfers are generally restricted to no more than twelve (12) per contract year. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus II Advance subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.


                                                                           2001*
                                                                    --------------------
                                                                       With    With With
                                                                        EEB   EGMDB  GOP
----------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  12.500  12.507
Number of accumulation units
.. End of period (000's omitted)....................................       0       0
----------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  12.309  12.316
Number of accumulation units
.. End of period (000's omitted)....................................       0      22
----------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  11.309  11.314
Number of accumulation units
.. End of period (000's omitted)....................................       0      31
----------------------------------------------------------------------------------------
AFIS International Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  10.836  10.841
Number of accumulation units
.. End of period (000's omitted)....................................       0       6
----------------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................   11.12  11.128
Number of accumulation units
.. End of period (000's omitted)....................................       0       0
----------------------------------------------------------------------------------------
AIM V.I. International Growth Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  10.608  10.612
Number of accumulation units
.. End of period (000's omitted)....................................       0       0
----------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  11.306  11.313
Number of accumulation units
.. End of period (000's omitted)....................................       0       4
----------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  11.313  11.320
Number of accumulation units
.. End of period (000's omitted)....................................       0      12
----------------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  11.947  11.954
Number of accumulation units
.. End of period (000's omitted)....................................       0       4
----------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  12.870  12.877
Number of accumulation units
.. End of period (000's omitted)....................................       0       2
----------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
.. Beginning of period.............................................. $10.000 $10.000  $
.. End of period....................................................  11.868  11.874
Number of accumulation units
.. End of period (000's omitted)....................................       0       4
----------------------------------------------------------------------------------------

                                                                       2001*
                                                                --------------------
                                                                   With    With With
                                                                    EEB   EGMDB  GOP
------------------------------------------------------------------------------------
Delaware VIP High Yield Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  10.304  10.308
Number of accumulation units
.. End of period (000's omitted)................................       0       2
------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.092  11.097
Number of accumulation units
.. End of period (000's omitted)................................       0       1
------------------------------------------------------------------------------------
Delaware VIP REIT Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  10.699  10.703
Number of accumulation units
.. End of period (000's omitted)................................       0       0
------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.791  11.798
Number of accumulation units
.. End of period (000's omitted)................................       0       0
------------------------------------------------------------------------------------
Delaware VIP Trend Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  12.785  12.792
Number of accumulation units
.. End of period (000's omitted)................................       0       3
------------------------------------------------------------------------------------
Delaware VIP US Growth Series Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.635  11.643
Number of accumulation units
.. End of period (000's omitted)................................       0       0
------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  10.931  10.937
Number of accumulation units
.. End of period (000's omitted)................................       0       8
------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.092  11.098
Number of accumulation units
.. End of period (000's omitted)................................       0       9
------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.767  11.773
Number of accumulation units
.. End of period (000's omitted)................................       0       4
------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  10.894  10.900
Number of accumulation units
.. End of period (000's omitted)................................       0       0
------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  12.292  12.298
Number of accumulation units
.. End of period (000's omitted)................................       0       7
------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
.. Beginning of period.......................................... $10.000 $10.000  $
.. End of period................................................  11.166  11.172
Number of accumulation units
.. End of period (000's omitted)................................       0       0
------------------------------------------------------------------------------------

                                                                               2001*
                                                                      ------------------------
                                                                         With    With     With
                                                                          EEB   EGMDB      GOP
----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.377  11.385
Number of accumulation units
.. End of period (000's omitted)......................................       0       2
----------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.654  10.659
Number of accumulation units
.. End of period (000's omitted)......................................       0       7
----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.503  11.510
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  12.406  12.412
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.114  10.118
Number of accumulation units
.. End of period (000's omitted)......................................       0      22
----------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.616  11.623
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.962  10.967
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.018  11.025
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.017  10.021
Number of accumulation units
.. End of period (000's omitted)......................................       0      24
----------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.504  11.511
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.885  11.893
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  12.128  12.134
Number of accumulation units
.. End of period (000's omitted)......................................       0       3
----------------------------------------------------------------------------------------------

                                                                               2001*
                                                                      ------------------------
                                                                         With    With     With
                                                                          EEB   EGMDB      GOP
----------------------------------------------------------------------------------------------
MFS VIT Total Return Series Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.631  10.635
Number of accumulation units
.. End of period (000's omitted)......................................       0      15
----------------------------------------------------------------------------------------------
MFS VIT Utilities Series Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................   9.842   9.846
Number of accumulation units
.. End of period (000's omitted)......................................       0       2
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.996  12.002
Number of accumulation units
.. End of period (000's omitted)......................................       0       1
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.147  11.151
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.856  10.861
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.560  10.565
Number of accumulation units
.. End of period (000's omitted)......................................       0       2
----------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  10.593  10.596
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  11.274  11.281
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Accumulation unit value
.. Beginning of period................................................ $10.000 $10.000 $
.. End of period......................................................  12.110  12.117
Number of accumulation units
.. End of period (000's omitted)......................................       0       0
----------------------------------------------------------------------------------------------


*Commenced business on 9/19/01 with an initial unit value of $10.
All numbers less than 1,000 were rounded down to zero.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements


The financial statements of the VAA and the financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.


The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the contract owner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by AIM Advisors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware VIP Trust ("Delaware VIP"), managed by Delaware Management Company.

Franklin Templeton Variable Insurance Products Trust--FTVIPT Franklin Small Cap is managed by Franklin Advisers, Inc.; FTVIPT Templeton Growth Securities is managed by Templeton Global Advisors Limited.

Janus Aspen Series, managed by Janus Capital Management LLC.

Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.

Lincoln National Bond Fund, and Lincoln National Money Market Fund are managed by Delaware Management Company*.

Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.

Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.

Lincoln National Social Awareness Fund is managed by Delaware Management Company. **

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.

Scudder VIT Funds, managed by Deutsche Asset Management, Inc.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Management & Research Company.

*Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

**Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Growth Fund: Seeks growth of capital.

AIM V.I. International Growth Fund: Seeks to provide long-term growth of capital.

AIM V.I. Premier Equity Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively small market capitalization.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware VIP Large Cap Value Series: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

Delaware VIP High Yield Series: Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

Delaware VIP REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware VIP Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware VIP Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Delaware VIP U.S. Growth: Seeks to maximize capital appreciation by investing in stock of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.

FTVIPT Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.

Janus AS Aggressive Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

Janus AS Balanced Portfolio: Seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assts in fixed-income securities.

Janus AS Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln National Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS(R) Variable Trust Total Return Series: Seeks mainly to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies using a growth oriented investment approach.

Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

Scudder VIT EAFE Equity Index: Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Scudder VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Scudder VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.

FTVIPT Templeton Growth Securities Fund: Seeks long-term capital growth. Invests primarily in equity securities of companies of any nation, including those in the U.S. and emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA for Lincoln ChoicePlus II Advance

We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the Guarantee of Principal death benefit, 1.55% for the EGMDB, and 1.75% for the EEB Rider.


Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:


                                              Number of contract
                                              anniversaries since
                                              purchase payment
                                              was invested
             -----------------------------------------------------------
                                              None   At least
                                                     1    2    3    4+
             Surrender charge as a percentage 7.0%   7    6    6    0
               of the surrendered or
               withdrawn purchase payments

A surrender charge does not apply to:

 1.A surrender or withdrawal of a purchase payment beyond the fourth anniversary since the purchase payment was invested.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner.

 7.A surrender of the contract as a result of the death of the contractowner or annuitant.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9.Periodic payments made under any annuity payout option made available by Lincoln Life.


10.Regular income payments made under i4LIFE/SM/ Advantage.


For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted.

c.On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and persistency credits until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See i4LIFE/SM/ Advantage (IRA) and (Non-Qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative charge, surrender charges and account fee described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, (other than through Lincoln Financial Advisors, Corp.) we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact. Surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract or the death of the contractowner, which ever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.075%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors, Corp.), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount.
A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.


Transfers (within the variable subaccounts and between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed subaccount is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed subaccount in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed subaccount.

There is no charge to you for a transfer. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln Life. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date

If you select i4LIFE/SM/ Advantage your transfer rights and restrictions for variable subaccounts are the same as they were on or before the annuity commencement date. If you do not select i4LIFE/SM/ Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may change from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit



If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.


You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed, (except within the first 30 days after the contract is issued or upon the death of a prior annuitant.

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:



1.the contract value as of the day Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments decreased by withdrawals (including any applicable charges and premium taxes incurred) in the same proportion that withdrawals (including any applicable charges and premium taxes incurred) reduced the contract value.



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.





Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date and the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of:



1.the contract value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value; or



3.the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value.



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.



The EGMDB is not available under contracts issued to a contractowner, joint owner or annuitant, who is age 81or older at the time of issuance.



Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.



After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.







Estate Enhancement Benefit Rider (EEB Rider)
The amount of death benefit payable under this Rider is the greatest of the following amounts:


1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment;



2.The sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value;

3.The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value.





4.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (4).]



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant, unless the change occurred because of a death, will reduce the death benefit to the contract value for the new individual.


The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months following state approval. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.


If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.



General death benefit information

The EEB Rider, EGMDB and the Guarantee of Principal death benefits are separate death benefit elections. Only one of these three death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE/SM/ Advantage.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancements Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.70%.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non- qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts--Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If you specify that the charges be deducted from the remaining contract value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Small contract surrenders

Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



i4LIFE/SM/ Advantage

(IRA Annuity Contracts ONLY)

The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.95% for the i4LIFE/SM/ Advantage Account Value death benefit of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 591/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.


Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides the Account Value death benefit. This death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim.





If you die during the Access Period, the i4LIFE/SM/ Advantage will terminate. Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.







Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.







Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this Guarantee of Principal death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Transfers may be delayed as permitted by the 1940 Act.

If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00% plus ongoing compensation of up to 1.00%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments plus ongoing annual compensation. Upon annuitization, the commissions paid to dealers are a maximum of 4.00% of account annuitized and/or an annual continuing commission of up to 1.00% of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealer, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:


1.The contract value on the annuity commencement date, less any applicable premium taxes;


2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information

The Guarantee of Principal, EGMDB and the EEB Rider are not available after the annuity commencement date.


The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due.


i4LIFE/SM/ Advantage

(Non-Qualified Annuity Contracts ONLY)

We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge (imposed only during the i4LIFE/SM/ Advantage payout phase), computed daily, equal to an annual rate of 1.95% for the i4LIFE/SM/ Advantage Account Value death benefit, and 2.15% for the i4LIFE/SM/ Advantage EGMDB, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:



1.i4LIFE/SM/ Advantage Account Value death benefit; and



2.i4LIFE/SM/ Advantage EGMDB.



The i4LIFE/SM/ Advantage Account Value death benefit is equal to:



the Account Value as of the day on which Lincoln Life approves the payment of the claim.





The charge under this death benefit is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The i4LIFE/SM/ Advantage EGMDB is the greatest of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;


2.the Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABE/SM/)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the Account Value; if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the Account Value; subsequent to the anniversary date on which the highest Account Value or contract value is obtained.



In a declining market, withdrawals deducted in the same proportion as the withdrawals reduced the Account Value may have a magnified effect on the reduction of the death benefit payable.



Only the highest Account Value achieved on an anniversary following the election of i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB death benefit as the death benefit before i4LIFE/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 2.15% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.


For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.




Accumulated Benefit Enhancement (ABE/SM/). We provide to eligible contractowners of non-qualified i4LIFE/SM/ Advantage contracts an Accumulated Benefit Enhancement (ABE) death benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:



  .  you have purchased i4LIFE/SM/ Advantage with the EGMDB death benefit;



  . you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;



  . the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);



  . all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;



  . the contractowners, joint owners and annuitants of this contract must have been an owner(s) or annuitant of the prior contract(s);



Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit provides an Enhancement Amount payable in accordance with the terms of the i4LIFE/SM/ Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.



The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life.

However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:



1)140% of the prior contract's cash value; or



2)the prior contract's cash value plus $400,000.



In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.



If more than one annuity contract is exchanged to Lincoln Life, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.



Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract date, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.



The ABE Death Benefit will terminate on the valuation date the i4LIFE/SM/ Advantage EGMDB death benefit option of the contract is changed or terminated.



It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The contractowner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Lincoln Life may offer a fixed subaccount for a period of less than one year for the purpose of dollar cost averaging. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging cross-reinvestment, portfolio rebalancing or regular income under i4LIFE/SM/ Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

                                  (1+A)/n/
                                 ----------- -1
                                 (1+B+K)/n/
where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a .25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the i4LIFE/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.


Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.

.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional

IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal income tax withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relat- ing to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life, or the VAA.


Statement of Additional Information table of contents for Separate Account N

                   Item                                 Page
                   -----------------------------------------
                   General information and history of
                     Lincoln Life                        B-2
                   -----------------------------------------
                   Special terms                         B-2
                   -----------------------------------------
                   Services                              B-2
                   -----------------------------------------
                   Principal underwriter                 B-2
                   -----------------------------------------
                   Purchase of securities being offered  B-2
                   -----------------------------------------
                   Calculation of investment results     B-2
                   -----------------------------------------
                   Annuity payouts                      B-11
                   -----------------------------------------
                   Advertising and sales literature     B-13
                   -----------------------------------------
                   Additional services                  B-15
                   -----------------------------------------
                   Other information                    B-16
                   -----------------------------------------
                   Financial statements                 B-16
                   -----------------------------------------

For a free copy of the SAI please see page one of this booklet.

38

.................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus II Advance).

                                (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City _ State _ Zip _

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801.

Lincoln ChoicePlus II Advance

Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the Lincoln ChoicePlus II Advance

Prospectus of Lincoln Life Variable Annuity Account N dated         , 2003.

You may obtain a copy of the Lincoln ChoicePlus II Advance Prospectus on request and without charge.
Please write Lincoln ChoicePlus Customer Service, The Lincoln National Life Insurance Company,
P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

Table of Contents


                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payout                    B-11
                     --------------------------------------
                     Advertising and sales literature  B-13
                     --------------------------------------
                     Additional services               B-15
                     --------------------------------------
                     Other information                 B-16
                     --------------------------------------
                     Financial statements              B-16
                     --------------------------------------




This SAI is not a Prospectus.


The date of this SAI is         , 2003.

General information and
history of The
Lincoln National Life
Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the VAA and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter


Lincoln Life is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributors, Inc., 200 E. Berry Street,
Fort Wayne, Indiana, 46802, will perform certain marketing and other ancillary functions as described in the Prospectus.


Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.

Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the account fee and/or the surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent yield and total return performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.

The Money Market Subaccount seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market Subaccount yield was -0.18% at December 31, 2001. If the contractowners elected the EEB Rider, the yield would have been lower.


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

           Where:   P =   a hypothetical initial purchase payment of
                          $1,000
                    T =     average annual total return for the
                            period in question
                    N =     number of years
                  ERV =     ending redeemable value (as of the end
                            of the period in question) of a
                            hypothetical $1,000 purchase payment
                            made at the beginning of the 1-year,
                            5-year, or 10-year period in question
                            (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/As" for standard performance until one year after a fund became available in the separate account.

A. Standard Performance Data (assuming the i4LIFE/SM/ Advantage is not in effect):


   Period Ending December 31, 2001


                                                                               Since
                                                         1-Year     5-Years    Inception
                                              Subaccount With       With       With
                                              Commenced  5% Step Up 5% Step Up 5% Step Up
------------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00          %     N/A               %
AFIS Growth                                     2/22/00                N/A
AFIS Growth-Income                              2/22/00                N/A
AFIS International                              2/22/00                N/A
AIM V.I. Growth Fund                           11/20/98                N/A
AIM V.I. International Growth Fund             11/20/98                N/A
AIM V.I. Premier Equity Fund                   11/20/98                N/A
Alliance VP Growth & Income                     2/22/00                N/A
Alliance VP Premier Growth                      2/22/00                N/A
AllianceBernstein VP Small Cap Value            9/19/01                N/A
Alliance VP Technology                          2/22/00                N/A
Delaware VIP Large Cap Value Series            11/20/98                N/A
Delaware VIP High Yield Series                 11/20/98                N/A
Delaware VIP REIT Series                       11/20/98                N/A
Delaware VIP Small Cap Value Series            11/20/98                N/A
Delaware VIP Trend Series                      11/20/98                N/A
Delaware VIP U.S. Growth Series                 9/19/01                N/A
Fidelity(R) VIP Contrafund Portfolio            9/19/01                N/A
Fidelity(R) VIP Equity-Income Portfolio        11/20/98                N/A
Fidelity(R) VIP Growth Portfolio               11/20/98                N/A
Fidelity(R) VIP Overseas Portfolio             11/20/98                N/A
FTVIP Franklin Small Cap                        2/22/00                N/A
FTVIPT Templeton Growth                         2/22/00                N/A
Janus Aspen Aggressive Growth                   9/19/01                N/A
Janus Aspen Balanced                            9/19/01                N/A
Janus Aspen Worldwide Growth                    9/19/01                N/A
Lincoln National Aggressive Growth Fund         9/19/01                N/A
Lincoln National Bond Fund                     11/20/98                N/A
Lincoln National Capital Appreciation Fund      9/19/01                N/A
Lincoln National Global Asset Allocation Fund   9/19/01                N/A
Lincoln National International Fund             9/19/01                N/A
Lincoln National Money Market Fund             11/20/98                N/A
Lincoln National Social Awareness Fund          9/19/01                N/A
MFS(R) VIT Capital Opportunities Series         9/19/01                N/A
MFS(R) VIT Emerging Growth Series              11/20/98                N/A
MFS(R) VIT Total Return Series                 11/20/98                N/A
MFS(R) VIT Utilities Series                    11/20/98                N/A
Neuberger Berman Mid-Cap Growth                 9/19/01                N/A
Neuberger Berman Regency                        9/19/01                N/A
Putnam VT Growth & Income                       9/19/01                N/A
Putnam VT Health Sciences                       9/19/01                N/A
Scudder VIT EAFE Equity Index                   9/19/01                N/A
Scudder VIT Equity 500 Index                   11/20/98                N/A
Scudder VIT Small Cap Index                     9/19/01                N/A



The performance figures shown reflect the cost of the EEB death benefit. If contractowners had chosen to eliminate the EEB death benefit, their returns would have been higher.

B. Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):


   Period Ending December 31, 2001


                                              Subaccount               10 Year/
                                              Commenced  1 Year 5 Year Since Inception
--------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00       %  N/A             %
AFIS Growth                                     2/22/00          N/A
AFIS Growth-Income                              2/22/00          N/A
AFIS International                              2/22/00          N/A
AIM V.I. Growth Fund                           11/20/98          N/A
AIM V.I. International Growth Fund             11/20/98          N/A
AIM V.I. Premier Equity Fund                   11/20/98          N/A
Alliance VP Growth & Income                     2/22/00          N/A
Alliance VP Premier Growth                      2/22/00          N/A
AllianceBernstein VP Small Cap Value            9/19/01          N/A
Alliance VP Technology                          2/22/00          N/A
Delaware VIP Large Cap Value Series            11/20/98          N/A
Delaware VIP High Yield Series                 11/20/98          N/A
Delaware VIP REIT Series                       11/20/98          N/A
Delaware VIP Small Cap Value Series            11/20/98          N/A
Delaware VIP Trend Series                      11/20/98          N/A
Delaware VIP U.S. Growth Series                 9/19/01          N/A
Fidelity(R) VIP Contrafund Portfolio            9/19/01          N/A
Fidelity(R) VIP Equity-Income Portfolio        11/20/98          N/A
Fidelity(R) VIP Growth Portfolio               11/20/98          N/A
Fidelity(R) VIP Overseas Portfolio             11/20/98          N/A
FTVIP Franklin Small Cap                        2/22/00          N/A
FTVIPT Templeton Growth                         2/22/00          N/A
Janus Aspen Aggressive Growth                   9/19/01          N/A
Janus Aspen Balanced                            9/19/01          N/A
Janus Aspen Worldwide Growth                    9/19/01          N/A
Lincoln National Aggressive Growth Fund         9/19/01          N/A
Lincoln National Bond Fund                     11/20/98          N/A
Lincoln National Capital Appreciation Fund      9/19/01          N/A
Lincoln National Global Asset Allocation Fund   9/19/01          N/A
Lincoln National International Fund             9/19/01          N/A
Lincoln National Money Market Fund             11/20/98          N/A
Lincoln National Social Awareness Fund          9/19/01          N/A
MFS(R) VIT Capital Opportunities Series         9/19/01          N/A
MFS(R) VIT Emerging Growth Series              11/20/98          N/A
MFS(R) VIT Total Return Series                 11/20/98          N/A
MFS(R) VIT Utilities Series                    11/20/98          N/A
Neuberger Berman Mid-Cap Growth                 9/19/01          N/A
Neuberger Berman Regency                        9/19/01          N/A
Putnam VT Growth & Income                       9/19/01          N/A
Putnam VT Health Sciences                       9/19/01          N/A
Scudder VIT EAFE Equity Index                   9/19/01          N/A
Scudder VIT Equity 500 Index                   11/20/98          N/A
Scudder VIT Small Cap Index                     9/19/01          N/A



The performance figures shown reflect the cost of the i-4LIFE/SM/ Advantage with the EGMDB death benefit.

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, excluding surrender charges and the account fee) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (i.e.: EEB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

The performance numbers in the following tables do not reflect surrender charges.


A. Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is not in effect):


   Period Ending December 31, 2001


                                              YTD        1-year     3-year     5-year     10-year             As if
                                              With       With       With       With       With                Subaccount
                                              5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up Lifetime Commenced
------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                %          %          %          %          %        %     4/30/98
AFIS Growth                                                                                                      2/8/84
AFIS Growth-Income                                                                                               2/8/84
AFIS International                                                                                               5/1/90
AIM V.I. Growth Fund                                                                                             5/5/93
AIM V.I. International Growth Fund                                                                               5/5/93
AIM V.I. Premier Equity Fund                                                                                     5/5/93
Alliance VP Growth & Income                                                                                     1/14/91
Alliance VP Premier Growth                                                                                      6/26/92
AllianceBernstein VP Small Cap Value                                                                             5/1/01
Alliance VP Technology                                                                                          1/11/96
Delaware VIP Large Cap Value Series                                                                             7/28/88
Delaware VIP High Yield Series                                                                                  7/28/88
Delaware VIP REIT Series                                                                                         5/4/98
Delaware VIP Small Cap Value Series                                                                            12/27/93
Delaware VIP Trend Series                                                                                      12/27/93
Delaware VIP U.S. Growth Series                                                                                11/15/99
Fidelity(R) VIP Contrafund Portfolio                                                                             1/3/95
Fidelity(R) VIP Equity-Income Portfolio                                                                         10/9/86
Fidelity(R) VIP Growth Portfolio                                                                                10/9/86
Fidelity(R) VIP Overseas Portfolio                                                                              1/28/87
FTVIP Franklin Small Cap                                                                                       10/31/95
FTVIPT Templeton Growth                                                                                         3/15/94
Janus Aspen Aggressive Growth                                                                                   9/13/93
Janus Aspen Balanced                                                                                            9/13/93
Janus Aspen Worldwide Growth                                                                                    9/13/93
Lincoln National Aggressive Growth Fund                                                                          2/3/94
Lincoln National Bond Fund                                                                                     12/28/81
Lincoln National Capital Appreciation Fund                                                                       2/3/94
Lincoln National Global Asset Allocation Fund                                                                    8/3/87
Lincoln National International Fund                                                                              5/1/91
Lincoln National Money Market Fund                                                                               1/7/82
Lincoln National Social Awareness Fund                                                                           5/2/88
MFS(R) VIT Capital Opportunities Series                                                                         8/14/96
MFS(R) VIT Emerging Growth Series                                                                               7/24/95
MFS(R) VIT Total Return Series                                                                                   1/3/95
MFS(R) VIT Utilities Series                                                                                      1/3/95
Neuberger Berman Mid-Cap Growth                                                                                 11/3/97
Neuberger Berman Regency                                                                                        8/22/01
Putnam VT Growth & Income                                                                                        2/1/88
Putnam VT Health Sciences                                                                                        5/1/98
Scudder VIT EAFE Equity Index                                                                                   8/22/97
Scudder VIT Equity 500 Index                                                                                    10/1/97
Scudder VIT Small Cap Index                                                                                     8/25/97

The performance figures shown above reflect the cost of the EEB death benefit. If contractowners had chosen to eliminate the EEB death benefit, their returns would have been higher.





B. Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):


   Period Ending December 31, 2001


                                                                                            As if
                                                                                            Subaccount
                                              YTD     1 Year 3 Year 5 Year 10 Year Lifetime Commenced
------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                               %      %      %      %      %        %   4/30/1998
AFIS Growth                                                                                   2/8/1984
AFIS Growth-Income                                                                            2/8/1984
AFIS International                                                                            5/1/1990
AIM V.I. Growth Fund                                                                          5/5/1993
AIM V.I. International Growth Fund                                                            5/5/1993
AIM V.I. Premier Equity Fund                                                                  5/5/1993
Alliance VP Growth & Income                                                                  1/14/1991
Alliance VP Premier Growth                                                                   6/26/1992
AllianceBernstein VP Small Cap Value                                                          5/1/2001
Alliance VP Technology                                                                       1/11/1996
Delaware VIP Large Cap Value Series                                                          7/28/1988
Delaware VIP High Yield Series                                                               7/28/1988
Delaware VIP REIT Series                                                                      5/4/1998
Delaware VIP Small Cap Value Series                                                         12/27/1993
Delaware VIP Trend Series                                                                   12/27/1993
Delaware VIP U.S. Growth Series                                                             11/15/1999
Scudder VIT EAFE Equity Index                                                                8/22/1997
Scudder VIT Equity 500 Index                                                                 10/1/1997
Scudder VIT Small Cap Index                                                                  8/25/1997
Fidelity(R) VIP Contrafund Portfolio                                                          1/3/1995
Fidelity(R) VIP Equity-Income Portfolio                                                      10/9/1986
Fidelity(R) VIP Growth Portfolio                                                             10/9/1986
Fidelity(R) VIP Overseas Portfolio                                                           1/28/1987
FTVIPT Franklin Small Cap                                                                   10/31/1995
Janus Aspen Aggressive Growth                                                                9/13/1993
Janus Aspen Balanced                                                                         9/13/1993
Janus Aspen Worldwide Growth                                                                 9/13/1993
Lincoln National Aggressive Growth Fund                                                       2/3/1994
Lincoln National Bond Fund                                                                  12/28/1981
Lincoln National Capital Appreciation Fund                                                    2/3/1994
Lincoln National Global Asset Allocation Fund                                                 8/3/1987
Lincoln National International Fund                                                           5/1/1991
Lincoln National Money Market Fund                                                            1/7/1982
Lincoln National Social Awareness Fund                                                        5/2/1988
MFS(R) VIT Capital Opportunities Series                                                      8/14/1996
MFS(R) VIT Emerging Growth Series                                                            7/24/1995
MFS(R) VIT Total Return Series                                                                1/3/1995
MFS(R) VIT Utilities Series                                                                   1/3/1995
Neuberger Berman Mid-Cap Growth                                                              11/3/1997
Neuberger Berman Regency                                                                     8/22/2001
Putnam VT Growth & Income                                                                     2/1/1988
Putnam VT Health Sciences                                                                     5/1/1998
FTVIPT Templeton Growth                                                                      3/15/1994



The performance figures shown reflect the cost of the i-4LIFE/SM/ Advantage with the EGMDB death benefit.

Interest Adjustment

The following example illustrates the detailed calculations for a $25,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the interest adjustment and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Yield Rate Factor Calculation" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium........................... $25,000
Premium Taxes............................ None
Withdrawals.............................. None
Guaranteed Period........................ 5 years
Guaranteed Interest Rate................. 4.50%
Annuity Date............................. Age 70
Yield Rate A............................. 5.00%
Yield Rate B............................. 6.00% End of contract year 1
                                          5.50% End of contract year 2
                                          5.00% End of contract year 3
                                          4.00% End of contract year 4
Percentage Adjustment to Index Rate B (K) 0.25%

                          SURRENDER VALUE CALCULATION

                                 (3)
              (1)     (2)        Adjusted (4)     (5)        (6)       (7)
              Annuity Yield Rate Annuity  Minimum Greater of Surrender Surrender
              Value   Factor     Value    Value   (3) & (4)  Charge    Value
Contract Year ------- ---------- -------- ------- ---------- --------- ---------
      1...... $26,095  0.953765  $24,889  $25,715  $25,715    $1,500    $24,215
      2...... $27,239  0.978874  $26,664  $26,451  $26,664    $1,250    $25,414
      3...... $28,435  0.995255  $28,300  $27,210  $28,300    $1,000    $27,300
      4...... $29,685  1.007194  $29,898  $27,991  $29,898    $  750    $29,148
      5...... $30,990     NA     $30,990  $28,796  $30,990    $    0    $30,990

                           ANNUITY VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.045 - $35 = $26,095
      2...... $26,095 X 1.045 - $35 = $27,239
      3...... $27,239 X 1.045 - $35 = $28,435
      4...... $28,435 X 1.045 - $35 = $29,685
      5...... $29,685 X 1.045 - $35 = $30,990

                         SURRENDER CHARGE CALCULATION

Contract Year
------------- SC factor Deposit     Surrender Chg
      1......  6.0% X $25,000   =      $1,500
      2......  5.0% X $25,000   =      $1,250
      3......  4.0% X $25,000   =      $1,000
      4......  3.0% X $25,000   =      $  750
      5......    0% X $25,000   =      $    0

                         YIELD RATE FACTOR CALCULATION

                              Adj-
Contract Year Yield A Yield B Yield B N   Result
------------- ------- ------- ------- --- --------
      1......  5.00%   6.00%   6.25%   4  0.953765
      2......  5.00%   5.50%   5.75%   3  0.978874
      3......  5.00%   5.00%   5.25%   2  0.995255
      4......  5.00%   4.00%   4.25%   1  1.007194
      5......  5.00%    N/A     N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.03 - $35 = $25,715
      2...... $25,715 X 1.03 - $35 = $26,451
      3...... $26,451 X 1.03 - $35 = $27,210
      4...... $27,210 X 1.03 - $35 = $27,991
      5...... $27,991 X 1.03 - $35 = $28,796

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date less any applicable premium tax;
(2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE/SM/ Advantage for Non-qualified contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the i4LIFE/SM/ Advantage selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


i4LIFE/SM/ Advantage options for IRA contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the i4LIFE/SM/ Advantage; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corpo-rate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Additional services

Dollar Cost Averaging (DCA)--You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date;
(2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge.

Portfolio Rebalancing--Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing Lincoln Life. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.

Cross Reinvestment Program--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to Lincoln Life or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln Life had statutory admitted assets of over $74 billion.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements


                          [To Be Filed by Amendment]

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C--OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a) List of Financial Statements

          1. Part A.
             The Table of Condensed Financial Information is included in Part A of this Registration Statement: [To Be Filed by Amendment]

          2. Part B.
             The following financial statements for the Variable Account are included in Part B of this Registration Statement: [To Be Filed by Amendment]

             Statement of Assets and Liabilities - December 31, 2001
             Statement of Operations - Year ended December 31, 2001
             Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000
             Notes to Financial Statements - December 31, 2001
             Report of Ernst & Young LLP, Independent Auditors

          3. Part B.
             The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: [To Be Filed by Amendment]

             Balance Sheets - Statutory-Basis - December 31, 2001 and 2000 Statements of Operations - Statutory-Basis - Years ended
               December 31, 2001, 2000, and 1999
             Statements of Changes in Capital and Surplus - Statutory-Basis -
               Years ended December 31, 2001, 2000, and 1999
             Statements of Cash Flow - Statutory-Basis - Years December 31,
               2001, 2000, and 1999
             Notes to Statutory-Basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

       (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)    None.

(3)(a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.



(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (l) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (iv) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (v) Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (vii) MFS-Registered Trademark-Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (viii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (x) Franklin Templeton Variable Insurance Products Trust
                 incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xi) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xii) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xiii) Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xiv) Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xv) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xvi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

         (xviii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

     (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A (File No. 2-80741), Amendment No. 21 filed on April 10, 2000.

         (1) Amendment to Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1
       (File No. 333-61554) filed on August 17, 2001.

(10) Consent of Ernst & Young LLP, Independent Auditors [To Be Filed By Amendment].

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(14)   Not applicable.

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.


(16) (a) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No.9 (File No. 333-40937) filed on August 8, 2001.

     (b) Power of Attorney -- Barbara Kowalczyk incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

     (c) Power of Attorney -- Lorry J. Stensrud

Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Lincoln Retirement,
                                Executive Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director
Jude T. Driscoll****            Director

*         Principal business address is 1300 South Clinton Street, Fort Wayne,
          Indiana 46802-3506
**        Principal business address is Center Square West Tower, 1500 Market
          Street-Suite 3900, Philadelphia, PA 19102-2112
***       Principal business address is 350 Church Street, Hartford, CT 06103
****      Principal business address is One Commerce Square, 2005 Market Street,
          39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of December 31, 2002, there were 24,443 Contract Owners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity
         Account 53.

     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

        (1)                   (2)               (3)            (4)             (5)
                                       Net Underwriting
  Name of Principal       Discounts and    Compensation      Brokerage
     Underwriter           Commissions     on Redemption    Commissions    Compensation
  -----------------       -------------    -------------    -----------    ------------
The Lincoln National
Life Insurance Company        None              NA             None             NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 24th day of January, 2003.


                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                  (Registrant)
                  Lincoln ChoicePlus II Advance

                  By: /s/ Ronald L. Stopher
                     --------------------------------
                     Ronald L. Stopher
                     Vice President, The Lincoln National Life Insurance Company (Title)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                     (Depositor)


                  By: /s/ Rise C. M. Taylor
                     --------------------------------
                     Rise C. M. Taylor
                     (Signature-Officer of Depositor)
                     Vice President, The Lincoln National Life Insurance Company (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on January 24, 2003.


Signature                                  Title
---------                                  -----

  *                                        President and Director
----------------------------               (Principal Executive Officer)
Jon A. Boscia

  **                                       Executive Vice President,
----------------------------               Chief Executive Officer of
Lorry J. Stensrud                          Lincoln Retirement and Director


  *                                        Senior Vice President, Chief
----------------------------               Financial Officer and Director
Janet Chrzan                               (Principal Accounting Officer and
                                           Principal Financial Officer)


  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
John H. Gotta                              Life Insurance and Director


  *                                        Director
----------------------------
Richard C. Vaughan


  *                                        Chief Investment Officer and Director
----------------------------
See Yeng Quek

  *                                        Director
----------------------------
Barbara S. Kowalczyk

  *                                        Director
----------------------------
Jude T. Driscoll


*/s/ Ronald L. Stopher                     Pursuant to a Power of Attorney
---------------------------------
Ronald L. Stopher

**/s/ Rise C. M. Taylor                    Pursuant to a Power of Attorney
---------------------------------
Rise C. M. Taylor